Banking Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Banking Facility [Line Items]
Amount available from banking facilities	$ 275,843	$ 193,452
Unutilized aggregate available banking facilities	$ 71,457	$ 41,979